Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales, net	$ 148,377	$ 99,336	$ 757,311	$ 229,794	$ 623,716	$ 9,320
Sales/Revenue, net, related party				37,431	37,431	29,110
Revenue-commission, related party						12,975
Sales - discounts			(20,000)
Total sales, net	148,377	99,336	737,311	267,225	661,147	51,405
Cost of goods sold	138,340	95,067	601,011	212,856	420,823
Gross profit	10,037	4,269	136,300	54,369	240,324	51,405
Expenses:
General and administrative					15,840	8,973
Professional and consulting fees					40,858	3,500
Postage and delivery					9,602	6,106
Selling, general & administrative	20,059	11,241	72,624	41,071
Operating Expenses	20,059	11,241	72,624	41,071	66,300	18,579
Income before income taxes					174,024	32,826
Income tax expense					61,032	7,043
Net income (loss)	$ (10,022)	$ (6,972)	$ 63,676	$ 13,298	$ 112,992	$ 25,783
Net income (loss) per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.01
Weighted average shares - basic and diluted	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000